Intangible Assets Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Intangible asset	$ 125,050		$ 125,050		$ 138,937
Amortization of intangible assets	$ 6,752	$ 1,411	13,887	$ 2,734
Favorable lease terms
Intangible asset					$ 1,150
Navios Logistics | Trade name
Amortization of intangible assets			$ 10,420